================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-23390

                               -----------------

              PIMCO Energy and Tactical Credit Opportunities Fund
              (Exact name of registrant as specified in charter)

                               -----------------

                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                               -----------------

                                 Bradley Todd
             Treasurer (Principal Financial & Accounting Officer)
              PIMCO Energy and Tactical Credit Opportunities Fund
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                               -----------------

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

                               -----------------

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2019 to June 30, 2020

                               -----------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23390
Reporting Period: 07/01/2019 - 06/30/2020
PIMCO Energy and Tactical Credit Opportunities Fund









============= PIMCO Energy and Tactical Credit Opportunities Fund ==============


ENBRIDGE INC.

Ticker:       ENB            Security ID:  29250N105
Meeting Date: MAY 05, 2020   Meeting Type: Annual
Record Date:  MAR 09, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Pamela L. Carter         For       For          Management
1.2   Elect Director Marcel R. Coutu          For       For          Management
1.3   Elect Director Susan M. Cunningham      For       For          Management
1.4   Elect Director Gregory L. Ebel          For       For          Management
1.5   Elect Director J. Herb England          For       For          Management
1.6   Elect Director Charles W. Fischer       For       For          Management
1.7   Elect Director Gregory J. Goff          For       For          Management
1.8   Elect Director V. Maureen Kempston      For       For          Management
      Darkes
1.9   Elect Director Teresa S. Madden         For       For          Management
1.10  Elect Director Al Monaco                For       For          Management
1.11  Elect Director Dan C. Tutcher           For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
3     Approve Shareholder Rights Plan         For       For          Management
4     Amend By-Law No. 1 of Enbridge          For       For          Management
5     Advisory Vote on Executive              For       For          Management
      Compensation Approach


--------------------------------------------------------------------------------

NUSTAR ENERGY L.P.

Ticker:       NS             Security ID:  67058H102
Meeting Date: APR 28, 2020   Meeting Type: Annual
Record Date:  MAR 02, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William E. Greehey       For       For          Management
1.2   Elect Director Jelynne LeBlanc-Burley   For       For          Management
1.3   Elect Director Robert J. Munch          For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management


--------------------------------------------------------------------------------

TC ENERGY CORPORATION

Ticker:       TRP            Security ID:  87807B107
Meeting Date: MAY 01, 2020   Meeting Type: Annual
Record Date:  MAR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stephan Cretier          For       For          Management
1.2   Elect Director Michael R. Culbert       For       For          Management
1.3   Elect Director Russell K. Girling       For       For          Management
1.4   Elect Director Susan C. Jones           For       For          Management
1.5   Elect Director Randy Limbacher          For       For          Management
1.6   Elect Director John E. Lowe             For       For          Management
1.7   Elect Director David MacNaughton        For       For          Management
1.8   Elect Director Una Power                For       For          Management
1.9   Elect Director Mary Pat Salomone        For       For          Management
1.10  Elect Director Indira V. Samarasekera   For       For          Management
1.11  Elect Director D. Michael G. Stewart    For       For          Management
1.12  Elect Director Siim A. Vanaselja        For       For          Management
1.13  Elect Director Thierry Vandal           For       For          Management
1.14  Elect Director Steven W. Williams       For       For          Management
2     Approve KPMG LLP as Auditors and        For       For          Management
      Authorize Board to Fix Their
      Remuneration
3     Advisory Vote on Executive              For       For          Management
      Compensation Approach


--------------------------------------------------------------------------------

THE WILLIAMS COMPANIES, INC.

Ticker:       WMB            Security ID:  969457100
Meeting Date: APR 28, 2020   Meeting Type: Annual
Record Date:  FEB 28, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Alan S. Armstrong        For       For          Management
1.2   Elect Director Stephen W. Bergstrom     For       Against      Management
1.3   Elect Director Nancy K. Buese           For       For          Management
1.4   Elect Director Stephen I. Chazen        For       For          Management
1.5   Elect Director Charles I. Cogut         For       For          Management
1.6   Elect Director Michael A. Creel         For       For          Management
1.7   Elect Director Vicki L. Fuller          For       For          Management
1.8   Elect Director Peter A. Ragauss         For       For          Management
1.9   Elect Director Scott D. Sheffield       For       For          Management
1.10  Elect Director Murray D. Smith          For       For          Management
1.11  Elect Director William H. Spence        For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Energy and Tactical Credit Opportunities Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 27, 2020